UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                           630 5th Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


MEZZACAPPA LONG/SHORT
FUND, LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2004

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                                          %* OF
                                                                                           NET
PORTFOLIO FUND                                           COST              VALUE          ASSETS      LIQUIDITY+
-------------------------------------------------------------------------------------------------------------------
LONG/SHORT:
Contrarian Equity Offshore Fund, Ltd.                    $ 8,000,000        $ 9,608,209      4.80%    Quarterly
Corsair Capital Investors, Ltd.                            4,750,000          5,628,604      2.81%    Quarterly
Courage Special Situations Offshore Fund, Ltd.             6,500,000          7,203,515      3.60%    Quarterly
ECF Value Fund International, Ltd.                         5,000,000          5,805,046      2.90%    Quarterly
Eminence Fund, Ltd.                                        9,752,098         11,712,348      5.85%    Semi-Annually
FBR Small Cap Fund                                         8,744,736         10,356,022      5.17%    Daily
FPA Crescent Fund                                          1,910,786          1,964,776      0.98%    Daily
FPA Hawkeye Fund LLC                                       7,000,000          7,503,372      3.75%    Quarterly
Front Street Energy and Power
      Performance Offshore Fund LLC                        1,000,000          1,243,423      0.62%    Monthly
Lafayette Street Fund Offshore, Ltd.                       6,500,000          7,546,146      3.77%    Quarterly
Seminole Offshore Fund, Ltd.                               4,500,000          4,948,933      2.47%    Quarterly
Third Avenue International Value Fund                      5,567,659          5,724,956      2.86%    Daily
Torrey Pines Fund, Ltd.                                    1,500,000          1,550,175      0.78%    Monthly
Viking Global Equities III Ltd.                            9,467,732         10,208,646      5.10%    Quarterly
                                                         -----------------------------------------
      TOTAL LONG/SHORT                                    80,193,011         91,004,171     45.46%
                                                         -----------------------------------------
EVENT DRIVEN:
Contrarian Fund I Offshore, Ltd.                           3,000,000          3,547,244      1.77%    Annually
Gramercy Emerging Markets Fund, Ltd.                       3,500,000          3,541,779      1.77%    Monthly
Stanfield Offshore Leveraged Assets I, Ltd.                5,000,000          6,159,323      3.08%    Quarterly
Wexford Offshore Distressed Debt
      and Special Opportunity Fund, Ltd.                   1,500,000          1,539,756      0.77%    Quarterly
                                                         -----------------------------------------
      TOTAL EVENT DRIVEN                                  13,000,000         14,788,102      7.39%
                                                         -----------------------------------------
      TOTAL PORTFOLIO FUNDS                              $93,193,011       $105,792,273     52.85%
                                                         =========================================

*Percentages are based on net assets of $200,164,203.

At December 31, 2004, the aggregate cost of investments for tax purposes was $93,193,011.  Net unrealized appreciation on investments for tax purposes was $12,599,262 consisting of $12,599,262 of gross unrealized appreciation and $0 of gross unrealized depreciation.

+Available frequency of redemption after any applicable lock-up period, which ranges from zero to one year.

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2004
--------------------------------------------------------------------------------


YEAR-END REDEMPTIONS

As of December 31, 2004, the following redemptions occurred in the Fund:

  o  Corsair Long Short Investors, Ltd.  $2,145,672
  o  Crossway Partners Offshore, Ltd.  $5,501,585
  o  Eminence Fund, Ltd.  $3,000,000
  o  Everglades Offshore Fund, Ltd.  $13,251,123
  o  Heirloom Offshore Fund, Ltd.  $6,417,278
  o  Iron Horse Offshore Capital Partners, Ltd.  $771,380
  o  KiCap Network Fund, Ltd.  $560,707
  o  Oracle Global Healthcare Offshore, Ltd.  $1,981,954
  o  Palmyra Capital Offshore Fund, Ltd.  $146,015
  o  QDRF Ltd.  $4,230,122
  o  SEG Partners Offshore, Ltd.  $5,632,962
  o  Seminole Small Cap Fund, Ltd.  $9,160,658
  o  Special Situations Fund III, L.P.  $2,398,891
  o  Stadia Capital Limited  $12,938,643
  o  SuNOVA Offshore Ltd.  $13,706,956
  o  Tiedemann Global Emerging Markets, Ltd.  $1,542,653
  o  Viking Global Equities III Ltd.  $3,000,000

SUBSEQUENT EVENT

The proceeds of the aforementioned redemptions were used to purchase the following investments as of January 1, 2005 (INVESTMENTS ARE NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS ABOVE):

  o  Braddock Partners Offshore Ltd.  $5,000,000
  o  Contrarian Equity Offshore Fund, Ltd.  $1,500,000
  o  Contrarian Fund I Offshore, Ltd.  $4,500,000
  o  Corsair Capital Investors, Ltd.  $2,000,000
  o  Courage Special Situations Offshore Fund, Ltd.  $3,500,000
  o  ECF Value Fund International, Ltd.  $5,000,000
  o  Forum Absolute Return Fund, Ltd.  $9,500,000
  o  FPA Crescent Fund  $1,000,000
  o  Front Street Energy and Power Performance Offshore Fund LLC  $1,000,000
  o  Gramercy Emerging Markets, Ltd.  $5,000,000
  o  Seminole Offshore Fund, Ltd.  $5,200,000
  o  Spinnaker Global Emerging Markets Fund, Ltd.  $4,500,000
  o  Spinnaker Global Opportunity Fund, Ltd.  $4,500,000
  o  Stadia Consumer Fund, Ltd.  $10,000,000
  o  Torrey Pines Fund, Ltd.  $1,961,432

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
DECEMBER 31, 2004
--------------------------------------------------------------------------------


SUBSEQUENT EVENT - (CONTINUED)

  o  Wexford Offshore Catalyst Fund Ltd.  $4,000,000
  o  Wexford Offshore Distressed Debt and Special Opportunity
     Fund Ltd. $1,000,000
  o  Wexford Offshore Spectrum Fund Ltd.  $3,000,000


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Mezzacappa Long/Short Fund, LLC

                                                 /s/ Damon Mezzacappa
By (Signature and Title)*                        -------------------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer

Date: February 24, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                 /s/ Damon Mezzacappa
By (Signature and Title)*                        -------------------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer

Date: February 24, 2005

                                                 /s/ Christopher S. Nagle
By (Signature and Title)*                        -------------------------------
                                                 Christopher S. Nagle
                                                 Secretary/Treasurer

Date: February 24, 2005

* Print the name and title of each signing officer under his or her signature.